Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Automobiles — 4.4%
Tesla, Inc.(1)	17,302	$ 13,417,355
		$ 13,417,355
Beverages — 2.1%
Keurig Dr Pepper, Inc.	30,232	$ 1,032,725
Monster Beverage Corp.(1)	11,274	1,001,470
PepsiCo, Inc.	29,352	4,414,834
		$ 6,449,029
Biotechnology — 3.9%
Amgen, Inc.	12,060	$2,564,559
Biogen, Inc.(1)	3,165	895,663
Gilead Sciences, Inc.	26,627	1,859,896
Incyte Corp.(1)	4,691	322,647
Moderna, Inc.(1)	8,564	3,295,941
Regeneron Pharmaceuticals, Inc.(1)	2,233	1,351,367
Seagen, Inc.(1)	3,871	657,296
Vertex Pharmaceuticals, Inc.(1)	5,521	1,001,454
		$11,948,823
Commercial Services & Supplies — 0.5%
Cintas Corp.	2,187	$832,504
Copart, Inc.(1)	5,046	699,981
		$1,532,485
Communications Equipment — 1.6%
Cisco Systems, Inc.	89,498	$4,871,376
		$4,871,376
Electric Utilities — 0.8%
American Electric Power Co., Inc.	10,659	$865,298
Exelon Corp.	20,843	1,007,550
Xcel Energy, Inc.	11,480	717,500
		$2,590,348
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	2,920	$531,498
		$531,498
Entertainment — 2.8%
Activision Blizzard, Inc.	16,573	$1,282,584
Electronic Arts, Inc.	6,044	859,759
NetEase, Inc. ADR	6,427	548,866
Security	Shares	Value
Entertainment (continued)
Netflix, Inc.(1)	9,399	$ 5,736,586
		$ 8,427,795
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	9,388	$ 4,218,498
Walgreens Boots Alliance, Inc.	18,437	867,461
		$ 5,085,959
Food Products — 0.9%
Kraft Heinz Co. (The)	26,089	$ 960,597
Mondelez International, Inc., Class A	29,686	1,727,131
		$2,687,728
Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.(1)	1,678	$1,116,592
DexCom, Inc.(1)	2,063	1,128,172
IDEXX Laboratories, Inc.(1)	1,807	1,123,773
Intuitive Surgical, Inc.(1)	2,526	2,511,223
		$5,879,760
Health Care Technology — 0.1%
Cerner Corp.	6,277	$442,654
		$442,654
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.(1)	872	$2,070,014
Marriott International, Inc., Class A(1)	6,946	1,028,633
Starbucks Corp.	25,041	2,762,273
Trip.com Group, Ltd. ADR(1)	11,237	345,538
		$6,206,458
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	14,662	$3,112,449
		$3,112,449
Interactive Media & Services — 11.9%
Alphabet, Inc., Class A(1)	4,202	$11,234,131
Alphabet, Inc., Class C(1)	4,468	11,908,605
Baidu, Inc. ADR(1)	5,366	825,023
Facebook, Inc., Class A(1)	33,269	11,291,166
Match Group, Inc.(1)	5,879	922,944
		$36,181,869
Internet & Direct Marketing Retail — 9.2%
Amazon.com, Inc.(1)	7,069	$23,221,948
eBay, Inc.	13,805	961,794

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
JD.com, Inc. ADR(1)	16,764	$ 1,211,031
MercadoLibre, Inc.(1)	1,056	1,773,447
Pinduoduo, Inc. ADR(1)	8,070	731,707
		$ 27,899,927
IT Services — 4.2%
Automatic Data Processing, Inc.	8,985	$ 1,796,281
Cognizant Technology Solutions Corp., Class A	11,162	828,332
Fiserv, Inc.(1)	14,063	1,525,836
Okta, Inc.(1)	3,047	723,175
Paychex, Inc.	7,686	864,291
PayPal Holdings, Inc.(1)	24,954	6,493,280
VeriSign, Inc.(1)	2,376	487,104
		$12,718,299
Leisure Products — 0.2%
Peloton Interactive, Inc., Class A(1)	5,732	$498,971
		$498,971
Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	3,324	$1,348,248
		$1,348,248
Machinery — 0.2%
PACCAR, Inc.	7,405	$584,403
		$584,403
Media — 3.1%
Charter Communications, Inc., Class A(1)	3,904	$2,840,394
Comcast Corp., Class A	97,273	5,440,479
Fox Corp., Class A	6,868	275,475
Fox Corp., Class B	5,356	198,815
Sirius XM Holdings, Inc.(2)	86,748	529,163
		$9,284,326
Multiline Retail — 0.1%
Dollar Tree, Inc.(1)	4,776	$457,159
		$457,159
Professional Services — 0.2%
Verisk Analytics, Inc.	3,427	$686,325
		$686,325
Road & Rail — 0.5%
CSX Corp.	47,879	$1,423,921
		$1,423,921
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc.(1)	25,760	$ 2,650,704
Analog Devices, Inc.	11,413	1,911,449
Applied Materials, Inc.	19,176	2,468,527
ASML Holding NV-NY Shares	1,729	1,288,295
Broadcom, Inc.	8,709	4,223,255
Intel Corp.	86,129	4,588,953
KLA Corp.	3,244	1,085,151
Lam Research Corp.	3,015	1,715,987
Marvell Technology, Inc.	17,475	1,053,917
Microchip Technology, Inc.	5,834	895,461
Micron Technology, Inc.	23,919	1,697,771
NVIDIA Corp.	53,093	10,998,746
NXP Semiconductors NV	5,631	1,102,944
QUALCOMM, Inc.	23,956	3,089,845
Skyworks Solutions, Inc.	3,521	580,190
Texas Instruments, Inc.	19,606	3,768,469
Xilinx, Inc.	5,244	791,792
		$43,911,456
Software — 16.1%
Adobe, Inc.(1)	10,117	$5,824,559
ANSYS, Inc.(1)	1,859	632,897
Atlassian Corp. PLC, Class A(1)	2,916	1,141,381
Autodesk, Inc.(1)	4,672	1,332,314
Cadence Design Systems, Inc.(1)	5,878	890,164
Check Point Software Technologies, Ltd.(1)	2,820	318,773
CrowdStrike Holdings, Inc., Class A(1)	4,231	1,039,895
DocuSign, Inc.(1)	4,150	1,068,334
Intuit, Inc.	5,803	3,130,777
Microsoft Corp.	104,903	29,574,254
Splunk, Inc.(1)	3,496	505,906
Synopsys, Inc.(1)	3,239	969,789
Workday, Inc., Class A(1)	4,056	1,013,554
Zoom Video Communications, Inc., Class A(1)	5,113	1,337,049
		$48,779,646
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.(1)	1,464	$894,592
Ross Stores, Inc.	7,606	827,913
		$1,722,505
Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc.	230,746	$32,650,559
		$32,650,559

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
lululemon Athletica, Inc.(1)	2,654	$ 1,074,074
		$ 1,074,074
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,253	$ 632,377
		$ 632,377
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)	26,503	$ 3,386,023
		$ 3,386,023
Total Common Stocks (identified cost $78,974,376)		$296,423,805

Exchange-Traded Funds — 1.2%

Security	Shares	Value
Equity Funds — 1.2%
Invesco QQQ TM Trust, Series 1(2)	10,000	$ 3,579,600
Total Exchange-Traded Funds (identified cost $2,826,560)		$ 3,579,600

Short-Term Investments — 1.3%
Affiliated Fund — 1.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(3)	3,250,918	$ 3,251,243
Total Affiliated Fund (identified cost $3,250,947)		$ 3,251,243
Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	185,956	$ 185,956
Total Securities Lending Collateral (identified cost $185,956)		$ 185,956

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.068%, 2/24/22(6)	$500	$ 499,909
Total U.S. Treasury Obligations (identified cost $499,863)		$ 499,909
Total Short-Term Investments (identified cost $3,936,766)		$ 3,937,108
Total Investments — 100.1% (identified cost $85,737,702)		$303,940,513

Other Assets, Less Liabilities — (0.1)%	$ (358,244)
Net Assets — 100.0%	$303,582,269

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $4,067,672 and the total market value of the collateral received by the Fund was $4,268,208, comprised of cash of $185,956 and U.S. government and/or agencies securities of $4,082,252.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.
(4)	Amount is less than 0.05%.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	12	Long	12/17/21	$3,523,800	$(163,227)
					$(163,227)

Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2021, the value of the Fund's investment in affiliated funds was $3,251,243, which represents 1.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,815,779	$22,551,507	$(26,115,596)	$(743)	$296	$3,251,243	$3,548	3,250,918
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$296,423,805(1)	$ —	$ —	$296,423,805
Exchange-Traded Funds	3,579,600	—	—	3,579,600
Short-Term Investments:
Affiliated Fund	—	3,251,243	—	3,251,243
Securities Lending Collateral	185,956	—	—	185,956
U.S. Treasury Obligations	—	499,909	—	499,909
Total Investments	$300,189,361	$3,751,152	$ —	$303,940,513

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(163,227)	$ —	$ —	$(163,227)
Total	$(163,227)	$ —	$ —	$(163,227)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.